Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 462,888	₩ 255,302	₩ 25,603
Repayment	15,964	20,304	30,385
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(5,700)		3,750
Gyeonggi-KT Yoojin Superman Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		1,000	1,000
K-REALTY CR REIT [member]
Disclosure of transactions between related parties [line items]
Repayment			30,385
K Bank [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	424,957	195,011	21,782
KT-CKP New Media Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(109)	(174)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(1,800)
KT Philippines Co. Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			99
Virtua Realm Sendirian Berhad [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			550
KT-Smart Factory Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		2,800	2,800
KT-SB Venture Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			₩ (2,404)
Studio Discovery Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		3,000
KT Young Entrepreneurs DNA Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	8,400	3,600
Hyundai Robotics Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		50,000
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Repayment	15,964	₩ 20,304
Pacific Professional Investors Private Investment Real Estate Investment LLC No.55 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	11,000
Mastern KT MultiFamily Real Estate Private Equity Investment Fund 1 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	6,055
Other [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 18,176